Stockholder’s equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholder’s equity

5. Stockholder’s equity

On April 9, 2025, The Company held an extraordinary general meeting of shareholders (the “EGM”), during which the shareholders, among others, approved to (i) amend and reclassify the authorized share capital with effect on April 15, 2025 by (a) redesignating and reclassifying 493,560,000 authorized ordinary shares of par value of US$0.0001 each (including all of the existing issued ordinary shares) as 493,560,000 class A ordinary shares of par value US$0.0001 each, where the rights of the existing ordinary shares shall be the same as such class A ordinary shares and (b) cancelling 6,440,000 authorized but unissued ordinary shares of par value of US$0.0001 each and creating a new class of shares comprising of 6,440,000 class B ordinary shares of par value US$0.0001 each, which will be entitled to thirty (30) votes per share, such that the authorized share capital of the Company shall become US$50,000 divided into 493,560,000 class A ordinary shares of a par value of US$0.0001 each and 6,440,000 class B ordinary shares of a par value of US$0.0001 each;

(ii) adopt the second amended and restated memorandum and articles of association of the Company reflecting such amended authorized share capital;

(iii) undertake a share consolidation whereby every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”) and every 16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each, with effect from the effective date to be determined by the Board (the “Share Consolidation”), with such consolidated class A ordinary shares and class B ordinary shares (as the case may be) shall rank pari passu in all respect with each other and have the same rights and are subject to the same restrictions (save as to nominal value) as the then existing class A ordinary shares and class B ordinary shares (as the case may be) and all fractional entitlements to the issued consolidated shares resulting from the Share Consolidation will not be issued to the shareholders and instead any fractional shares that would have resulted from the Share Consolidation will be rounded up to the next whole number, such that the authorized share capital of the Company shall become US$50,000 divided into 30,847,500 class A ordinary shares of a par value of US$0.0016 each and 402,500 class B ordinary shares of a par value of US$0.0016 each; and

(iv) amend the authorized share capital clause of the second amended and restated memorandum and articles of association reflecting the Share Consolidation. The Share Consolidation became effective on September 23, 2025. No fractional shares were issued in connection with the Share Consolidation. All fractional shares were rounded up to the whole number of shares.

The Company executed a 1-for-16 reverse split on Class A ordinary shares effective September 23, 2025, with par value change from $0.0001 to $0.0016. The Company executed a 1-for-8 reverse split on Class A shares (par to $0.0128) and 1-for-2 on Class B shares (par to $0.0032) effective January 8, 2026. This resulted in the reduction of issued Class A shares from 14,580,597 to 113,911 shares and Class B from 6,440,000 to 201,250, as of June 30, 2025 retrospectively, which totalled 315,161 shares for both Class A and Class B together as of June 30, 2025 retrospectively.

The Reverse Stock Split did not change the total number of authorized shares of Common Stock. As a result, unless otherwise indicated, all references to common stock, share data, per-share data, and related information have been retroactively adjusted, where applicable in the unaudited consolidated financial statements and notes, to reflect the reverse stock split of the Company’s common stock as if the split had occurred at the beginning of the earliest period presented.

On September 19, 2025, the Company adopted an equity incentive plan (the “2025 Plan”) to promote the success of the Company and to enhance shareholders’ value by providing additional means, through the grant of awards, to attract, motivate, retain and reward selected employees and other eligible persons and to enhance the alignment of the interests of the selected participants with the interests of the Company’s shareholders. Pursuant to the 2025 Plan, up to 37,500 class A ordinary shares of a par value of US$0.0128 per share of the Company (the “Class A Ordinary Shares”) may be issued.

On December 26, 2025, the Company announced that its board had declared an interim cash dividend of $0.10 per share. In connection with that dividend, holders of 800,132 shares waived their rights to participate in the distribution. Accordingly, the total cash dividend paid was reduced by $80,013 relative to the amount that otherwise would have been payable on those shares. Payment of the interim dividend was made on January 13, 2026, for the six-month period ended December 31, 2025.

On December 17, 2025, the Company repurchased 402,500 Class A common stock from SKMA Capital at $0.0016 par value per share and simultaneously issued 402,500 Class B common stocks at $0.0016 par value per share. The issue of Class B common stock was approved at an extraordinary shareholder meeting held on December 12, 2025.